Consolidated statements of financial position - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and temporary investments, net	CAD 509	CAD 432
Accounts receivable	1,623	1,471
Income and other taxes receivable	96	9
Inventories	378	318
Prepaid expenses	260	233
Current derivative assets	18	11
Total	2,884	2,474
Non-current assets
Property, plant and equipment, net	11,368	10,464
Intangible assets, net	10,658	10,364
Goodwill, net	4,217	3,787
Other long-term assets	421	640
Total	26,664	25,255
Total	29,548	27,729
Current liabilities
Short-term borrowings	100	100
Accounts payable, accrued liabilities and other	2,460	2,330
Income and other taxes payable	34	37
Dividends payable	299	284
Advance billings and customer deposits	782	737
Provisions	78	124
Current maturities of long-term debt	1,404	1,327
Current derivative liabilities	33	12
Total	5,190	4,951
Non-current liabilities
Provisions	492	395
Long-term debt	12,256	11,604
Other long-term liabilities	847	736
Deferred income taxes	2,500	2,107
Total	16,095	14,842
Liabilities	21,285	19,793
Owners' equity
Common equity	8,221	7,917
Non-controlling interests	42	19
Total	8,263	7,936
Total	29,548	27,729
Contingent Liabilities